INCOME TAXES - Summary of Components of the Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal												$ 4,309	$ 782
State												905	442
Foreign												558	(309)
Total current provision												5,772	915
Deferred:
Federal												(9,336)	(6,478)
State												(4,455)	(748)
Foreign												(2,398)	(2,465)
Total deferred benefit	$ (1,994)			$ (3,296)			$ (1,387)	$ (6,421)	$ (3,377)	$ (8,583)	$ (7,441)	(16,189)	(9,691)
Total income tax benefit	$ (369)	$ (1,805)	$ (2,268)	$ (2,212)	$ (3,873)	$ (1,795)	$ (1,256)	$ (4,480)	$ (3,051)	$ (6,285)	$ (6,925)	$ (10,417)	$ (8,776)